COSTS AND EXPENSES BY NATURE - Schedule of other gains (losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material income and expense [abstract]
Adjustment net realizable value fleet available for sale	$ 0	$ (39,163)	$ (345,410)
Other	(36,223)	(51,880)	(1,667)
Total	$ (36,223)	$ (91,043)	$ (347,077)